Fair Value (Details) - Schedule of fair values of financial assets and liabilities, excluding financial instruments - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 15,098,151	$ 3,426,467	$ 6,388,978
Bank balances held on behalf of customers	653,324	1,367,630
Receivables from broker-dealers and clearing organizations	87,938,377	8,089,193
Short-term loans receivable		2,239,378
Commissions receivable		71,253
Other receivables	67,352	724,708
Total assets in fair value	103,757,204	15,918,629
Liabilities
Payables to customers	35,959,925	5,221,270
Payables to broker-dealers and clearing organizations	53,101,820	3,845,740
Commissions payable	26,801	39,180
Accrued expenses and other payables	1,623,354	1,763,094
Short-term borrowings	110,000	293,905
Due to director	161,044	149,522
Total liabilities	90,956,143	11,312,711
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Cash and cash equivalents	15,098,151	3,426,467
Bank balances held on behalf of customers	653,324	1,367,630
Receivables from broker-dealers and clearing organizations
Short-term loans receivable
Commissions receivable
Other receivables
Total assets in fair value	15,751,475	4,794,097
Liabilities
Payables to customers
Payables to broker-dealers and clearing organizations
Commissions payable
Accrued expenses and other payables
Short-term borrowings
Due to director
Total liabilities
Significant Observable Inputs (Level 2) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations	87,938,377	8,089,193
Short-term loans receivable		2,239,378
Commissions receivable		71,253
Other receivables	67,352	724,708
Total assets in fair value	88,005,729	11,124,532
Liabilities
Payables to customers	35,959,925	5,221,270
Payables to broker-dealers and clearing organizations	53,101,820	3,845,740
Commissions payable		39,180
Accrued expenses and other payables	1,623,354	1,763,094
Short-term borrowings	110,000	293,905
Due to director	161,044	149,522
Total liabilities	90,956,143	11,312,711
Significant Unobservable Inputs (Level 3) [Member]
Assets
Cash and cash equivalents
Bank balances held on behalf of customers
Receivables from broker-dealers and clearing organizations
Short-term loans receivable
Commissions receivable
Other receivables
Total assets in fair value
Liabilities
Payables to customers
Payables to broker-dealers and clearing organizations
Commissions payable
Accrued expenses and other payables
Short-term borrowings
Due to director
Total liabilities
Estimated Fair Value [Member]
Assets
Cash and cash equivalents	15,098,151	3,426,467
Bank balances held on behalf of customers	653,324	1,367,630
Receivables from broker-dealers and clearing organizations	87,938,377	8,089,193
Short-term loans receivable		2,239,378
Commissions receivable		71,253
Other receivables	67,352	724,708
Total assets in fair value	103,757,204	15,918,629
Liabilities
Payables to customers	35,959,925	5,221,270
Payables to broker-dealers and clearing organizations	53,101,820	3,845,740
Commissions payable		39,180
Accrued expenses and other payables	1,623,354	1,763,094
Short-term borrowings	110,000	293,905
Due to director	161,044	149,522
Total liabilities	$ 90,956,143	$ 11,312,711